Other Assets and Receivable - Summary of information about right of use assets (Detail) € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€)
Disclosure of quantitative information about right-of-use assets [line items]
At December 31, 2019	€ 255
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
At January 1, 2019	235
Additions	59
Modification of lease contracts	3
Net exchange differences	8
At December 31, 2019	305
Accumulated impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
At January 1, 2019	0
Depreciation through income statement	50
At December 31, 2019	50
Real estate held for own use [member]
Disclosure of quantitative information about right-of-use assets [line items]
At December 31, 2019	227
Real estate held for own use [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
At January 1, 2019	213
Additions	40
Modification of lease contracts	2
Net exchange differences	8
At December 31, 2019	262
Real estate held for own use [member] | Accumulated impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
At January 1, 2019	0
Depreciation through income statement	35
At December 31, 2019	36
Equipment 1 [member]
Disclosure of quantitative information about right-of-use assets [line items]
At December 31, 2019	25
Equipment 1 [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
At January 1, 2019	18
Additions	19
Modification of lease contracts	0
Net exchange differences	0
At December 31, 2019	37
Equipment 1 [member] | Accumulated impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
At January 1, 2019	0
Depreciation through income statement	13
At December 31, 2019	13
Other Assets [Member]
Disclosure of quantitative information about right-of-use assets [line items]
At December 31, 2019	3
Other Assets [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
At January 1, 2019	5
Additions	1
Modification of lease contracts	0
Net exchange differences	0
At December 31, 2019	5
Other Assets [Member] | Accumulated impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
At January 1, 2019	0
Depreciation through income statement	2
At December 31, 2019	€ 2